Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Summary of fair value of assets pledged

	Book value as of
	December 31, 2021
	Consolidated	thereof
	financial	assets
	statements	pledged
Intangible assets*	1,607	1,604
Leasehold improvements and equipment	3,814	2,762
Inventories	421	367
Trade and other receivables	4,809	3,399
Cash and cash equivalents	197,630	194,136
Total	208,281	202,268

* Assignment is subject to the occurrence of a defined trigger event.

Schedule of movements of liabilities reconcile to cash flows arising from financing activities

	2021	2020
Balance as of January 1	323	2,383
Changes from financing cash flows
Proceeds from borrowings	17,500	0
Repayment of borrowings	(92)	(2,128)
	17,408	(2,128)
Other Changes
Changes in capitalized borrowing costs, net	(91)	68

Balance as of December 31	17,640	323